Leases (Details) - Schedule of future minimum operating lease payments - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Minimum Operating Lease Payments [Abstract]
2022		¥ 8,300
2023	¥ 9,630	8,300
2027	4,350
2024	4,350	11,578
2025	4,350	11,677
2026	4,350	11,778
Thereafter	38,100	42,472
Total	¥ 65,130	¥ 94,105